Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 35	$ 100	$ 112
R&D
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	20	69	80
General and Administrative
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	10	10	11
Selling
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 5	$ 21	$ 21